                                                                            Registration No. 333-163981

           Registration No.   811-22356

As filed with the Securities and Exchange Commission on March 31, 2011

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/XX/

Pre-Effective Amendment No.:        /      /

Post-Effective Amendment No.:    7

/ XX/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / XX/

Amendment No.: 7

 /XX/

(Check appropriate box or boxes.)

ARCHER INVESTMENT SERIES TRUST

(formerly known as Archer Series Trust)

 (Exact Name of Registrant as Specified in Charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240
(Address of Principal Executive Offices) (Zip Code)

(800)238-7701
(Registrant's Telephone Number, including Area Code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240
(Name and Address of Agent for Service of Process)

With copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Approximate Date of Proposed Public Offering: As soon after it is effective

It is proposed that this filing will become effective:

/   X / immediately upon filing pursuant to paragraph (b)

/      / on [_] pursuant to paragraph (b)

/     / 60 days after filing pursuant to paragraph (a)(1)

/      / on [_] pursuant to paragraph (a)(1)

/     / 75 days after filing pursuant to paragraph (a)(2)

/     / on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis and the State of Indiana on March 31, 2011.

          ARCHER INVESTMENT SERIES TRUST

 By: /s/ Troy C. Patton

 Troy C. Patton, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature

Title

Date

By: /s/ Troy C. Patton

President/Trustee

March 31, 2011

 Troy C. Patton

By: /s/ David Miller *

Trustee

March 31, 2011

      David Miller

By: /s/ Donald Orzeske *

Trustee

March 31, 2011

 Donald Orzeske

By: /s/ Gregory Getts *

Treasurer

March 31, 2011

      Gregory Getts

* By: /s/ Troy C. Patton

        Troy C. Patton, Attorney in Fact.

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase